FINANCE LEASES (Details 1) - Finance Leases [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020
Leased asset balance	$ 4,780	$ 21,679
Liability balance	42,898	56,657
Cash flow (operating)	0	0
Cash flow (financing)	0	6,611
Interest expense	$ 2,789	$ 11,794